Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other current liabilities [Abstract]
Other Current Liabilities
	Year ended December 31,
	2024	2023
	$’000	$’000
Accruals	3,868	2,325
Social security payable	385	340
Other liabilities	704	203
	4,957	2,868